Inventories (Tables)	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows (in millions):

	March 31, 2014	December 31, 2013
Raw materials	$67.4	$63.9
Work in process	35.4	34.5
Finished products	105.0	104.0

	$207.8	$202.4